Average Annual Total Returns{- Fidelity Advisor® Industrials Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Industrials Fund	Fidelity Advisor Industrials Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Industrials Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Industrials Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Industrials Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Industrials Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Industrials Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Industrials Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Industrials Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Industrials Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Industrials Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Industrials Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Industrials Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Industrials Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1511 Past 1 year	F1511 Past 5 years	F1511 Past 10 years
Total	20.41%	6.54%	11.60%	18.32%	4.77%	10.30%	13.42%	4.85%	9.41%	22.93%	6.76%	11.58%	25.76%	6.99%	11.43%	28.09%	8.09%	12.57%	28.24%		1.65%	[1]	31.49%	11.70%	13.56%	30.28%	9.65%	13.61%

[1]	(a) Since inception October 2, 2018.